Combined Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Allowance for doubtful accounts receivable	$ 652	$ 790	$ 751	$ 1,150